                                STI CLASSIC FUNDS
                         INFORMATION AND TECHNOLOGY FUND

                       SUPPLEMENT DATED DECEMBER 21, 2004
                   TO THE EQUITY FUNDS - T SHARES PROSPECTUS,
              EQUITY FUNDS - A SHARES AND L SHARES PROSPECTUS AND
                       FOR PARTICIPANTS OF SUNTRUST BANKS
          SPONSORED RETIREMENT PLANS PROSPECTUS DATED OCTOBER 1, 2004

         Effective as of the close of business on December 17, 2004, each share class of the Information and Technology Fund (the "Fund") reorganized into the corresponding share class of the Aggressive Growth Stock Fund. Therefore, all references to the Fund are deleted from the prospectus.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE









                                                              STISPRRTALE1204

                                STI CLASSIC FUNDS
                         INFORMATION AND TECHNOLOGY FUND

                       SUPPLEMENT DATED DECEMBER 21, 2004
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2004

         Effective as of the close of business on December 17, 2004, each share class of the Information and Technology Fund (the "Fund") reorganized into the corresponding share class of the Aggressive Growth Stock Fund. Therefore, all references to the Fund are deleted from the Statement of Additional Information.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE










                                                                STISPSAI21204